Lease liabilities, Lease liabilities (Details) - AUD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Lease liabilities [Abstract]
Current	$ 2,496	$ 595
Non-current	8,141	7,677
Total lease liabilities	$ 10,637	$ 8,272	$ 7,134